Shareholders' Equity - Schedule of Share Capital (Parentheticals) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Abstract]
Ordinary shares, par value
Ordinary shares, Outstanding	23,228,941	15,379,042